UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2024

Clifford Capital Partners Fund; Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund (“Clifford Capital Funds”)

ITEM 1.(a).  Reports to Stockholders.

SEMI-ANNUAL REPORT

For the Six Months Ended March 31, 2024 (unaudited)

Clifford Capital Partners Fund

Clifford Capital Focused Small Cap Value Fund

Clifford Capital International Value Fund

CLIFFORD CAPITAL FUNDS

Important Disclosure Statement

The Clifford Capital Partners Fund, the Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund (the “Funds”) prospectus and summary prospectus contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus or summary prospectus containing this and other important information, please call 800-673-0550 or click here cliffordcap.com/fundreports. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Clifford Capital Partners, LLC (the “Advisor”) is the investment advisor of the Funds.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds’ may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to each Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2024 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of each Fund’s total expenses. Had the Advisor not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Portfolio Compositionas of March 31, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	22.80%
Industrials	17.60%
Consumer Staples	12.98%
Health Care	12.24%
Communication Services	9.50%
Energy	7.00%
Consumer Discretionary	6.40%
Information Technology	5.47%
Materials	1.87%
Money Market Fund	4.08%
99.94%

Clifford Capital Partners Fund

Schedule of InvestmentsMarch 31, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
95.86%	COMMON STOCKS

9.50%	COMMUNICATION SERVICES
	The Liberty SiriusXM Group(A)	78,100	$2,319,570
	Vodafone Group plc ADR	474,400	4,222,160
	The Walt Disney Co.	42,600	5,212,536
			11,754,266

6.40%	CONSUMER DISCRETIONARY
	eBay, Inc.	82,900	4,375,462
	Perdoceo Education Corp.	201,800	3,543,608
			7,919,070

12.98%	CONSUMER STAPLES
	General Mills, Inc.	56,100	3,925,317
	Kenvue, Inc.	203,200	4,360,672
	The Kraft Heinz Co.	117,600	4,339,440
	Walgreens Boots Alliance, Inc.	158,300	3,433,527
			16,058,956

7.00%	ENERGY
	Green Plains, Inc.(A)	98,400	2,275,008
	Liberty Energy, Inc.	159,700	3,308,984
	Schlumberger Ltd.	56,200	3,080,322
			8,664,314

22.80%	FINANCIALS
	American Express Co.	28,000	6,375,320
	Community Trust Bancorp, Inc.	89,623	3,822,421
	Evertec, Inc.	113,600	4,532,640
	Fidelity National Information Services, Inc.	74,100	5,496,738
	Glacier Bancorp, Inc.	88,600	3,568,808
	NCR Atleos Corp.(A)	223,700	4,418,075
			28,214,002

Clifford Capital Partners Fund

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
12.24%	HEALTH CARE
	Cardinal Health, Inc.	36,100	$4,039,590
	GSK plc ADR	92,700	3,974,049
	Johnson & Johnson	20,800	3,290,352
	Pfizer, Inc.	138,500	3,843,375
			15,147,366

17.60%	INDUSTRIALS
	3M Co.	44,100	4,677,687
	HNI Corp.	75,800	3,420,854
	Pitney Bowes, Inc.	1,239,600	5,367,468
	RTX Corp.	41,800	4,076,754
	Stericycle, Inc.(A)	80,400	4,241,100
			21,783,863

5.47%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.	63,500	3,169,285
	DXC Technology Co.(A)	169,900	3,603,579
			6,772,864

1.87%	MATERIALS
	Sealed Air Corp.	62,300	2,317,560

95.86%	TOTAL COMMON STOCKS		118,632,261
	(Cost: $102,134,296)

4.08%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund 5.370%(B)	4,557,325	5,052,727
	(Cost: $5,052,727)

99.94%	TOTAL INVESTMENTS
	(Cost: $107,187,023)		123,684,988
0.06%	Other assets, net of liabilities		69,076
100.00%	NET ASSETS		$123,754,064

(A)Non-income producing

(B)Effective 7 day yield as of March 31, 2024

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

SEMI-ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Portfolio Compositionas of March 31, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	23.09%
Industrials	21.58%
Energy	9.34%
Consumer Discretionary	8.53%
Information Technology	7.73%
Communication Services	7.59%
Consumer Staples	7.56%
Real Estate	4.93%
Materials	3.77%
Preferred Stock	2.10%
Money Market Fund	2.16%
98.38%

Clifford Capital Focused Small Cap Value Fund

Schedule of InvestmentsMarch 31, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
94.12%	COMMON STOCKS

7.59%	COMMUNICATION SERVICES
	Millicom International Cellular S.A.(A)	18,340	$371,018
	Paramount Global Class B	16,160	190,203
			561,221

8.53%	CONSUMER DISCRETIONARY
	Perdoceo Education Corp.	12,980	227,929
	Urban Outfitters, Inc.(A)	2,330	101,169
	Winmark Corp.	620	224,254
	WW International, Inc.(A)	42,160	77,996
			631,348

7.56%	CONSUMER STAPLES
	Fresh Del Monte Produce, Inc.	10,970	284,233
	Reynolds Consumer Products, Inc.	9,640	275,318
			559,551

9.34%	ENERGY
	Green Plains, Inc.(A)	7,330	169,470
	KLX Energy Services Holdings, Inc.(A)	26,890	208,129
	Liberty Energy, Inc.	15,130	313,494
			691,093

23.09%	FINANCIALS
	Community Trust Bancorp, Inc.	6,090	259,738
	Evertec, Inc.	8,460	337,554
	Glacier Bancorp, Inc.	7,050	283,974
	Hancock Whitney Corp.	3,290	151,472
	NCR Atleos Corp.(A)	17,250	340,687
	The Western Union Co.	23,970	335,101
			1,708,526

21.58%	INDUSTRIALS
	Commercial Vehicle Group, Inc.(A)	37,280	239,710
	HNI Corp.	5,220	235,579
	Pitney Bowes, Inc.	62,610	271,101
	Steelcase, Inc.	13,790	180,373

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
	Stericycle, Inc.(A)	6,590	$347,622
	Thermon Group Holdings, Inc.(A)	9,860	322,619
			1,597,004

7.73%	INFORMATION TECHNOLOGY
	Dolby Laboratories, Inc.	3,420	286,493
	DXC Technology Co.(A)	13,460	285,487
			571,980

3.77%	MATERIALS
	Sealed Air Corp.	7,490	278,628

4.93%	REAL ESTATE
	Douglas Elliman, Inc.(A)	124,260	196,331
	Global Medical REIT, Inc.	19,250	168,437
			364,768

94.12%	TOTAL COMMON STOCKS		6,964,119
	(Cost: $5,761,243)

2.10%	PREFERRED STOCK

2.10%	CONSUMER DISCRETIONARY
	Qurate Retail, Inc. 8.000%	3,130	155,624

2.10%	TOTAL PREFERRED STOCK		155,624
	(Cost: $100,793)

2.16%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund 5.370%(B)	159,239	159,327
	(Cost: $159,327)

98.38%	TOTAL INVESTMENTS
	(Cost: $6,021,363)		7,279,070
1.62%	Other assets, net of liabilities		120,556
100.00%	NET ASSETS		$7,399,626

(A)Non-income producing

(B)Effective 7 day yield as of March 31, 2024

SEMI-ANNUAL REPORT

Clifford Capital International Value Fund

Portfolio Compositionas of March 31, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Health Care	20.11%
Financials	17.96%
Communication Services	13.71%
Industrials	10.34%
Consumer Staples	9.88%
Consumer Discretionary	7.27%
Information Technology	7.21%
Energy	6.36%
Utilities	4.70%
Materials	2.80%
100.34%

Clifford Capital International Value Fund

Schedule of InvestmentsMarch 31, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
100.34%	COMMON STOCKS

4.49%	CHINA
	CITIC Group Corporation Ltd.	116,000	$111,452
	Ping An Insurance Group Company of China, Ltd.	24,500	103,454
			214,906

2.55%	FINLAND
	Nokia Oyj ADR	34,520	122,201

18.26%	FRANCE
	Airbus SE	720	132,611
	Capgemini SE	410	94,349
	Carrefour SA	7,520	128,794
	Engie SA	6,790	113,617
	Sanofi SA AFR	3,000	145,800
	Société Générale SA	7,330	196,197
	Worldline SA(A)	5,200	64,403
			875,771

13.48%	GERMANY
	BASF SE	2,350	134,194
	Bayer AG	3,720	114,099
	Continental AG	2,110	152,290
	Fresenius Medical Care AG & Co. KGaA ADR	7,270	140,166
	Volkswagen AG Preference Shares	800	106,021
			646,770

1.66%	HONG KONG
	CK Hutchison Holdings Ltd.	16,500	79,687

2.33%	ITALY
	Enel SpA	16,940	111,829

5.39%	JAPAN
	Astellas Pharma, Inc.(A)	10,600	113,786
	Takeda Pharmaceutical Co. Ltd. ADR(A)	10,440	145,012
			258,798

Clifford Capital International Value Fund

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
5.68%	NETHERLANDS
	Koninklijke Ahold Delhaize NV	3,910	$116,932
	Koninklijke Philips NV ADR(A)	7,770	155,400
			272,332

8.92%	SPAIN
	Banco Santander SA ADR	53,070	256,859
	Telefonica SA ADR	38,770	170,976
			427,835

2.70%	SWEDEN
	Telefonaktiebolaget LM Ericsson ADR	23,490	129,430

5.02%	SWITZERLAND
	Roche Holding AG	590	150,272
	The Swatch Group Ltd.	390	90,554
			240,826

27.22%	UNITED KINGDOM
	Aviva plc	18,590	116,519
	BAE Systems plc	5,670	96,575
	BT Group plc	100,020	138,422
	HSBC Holdings plc ADR	3,150	123,984
	Liberty Global plc- Class A(A)	9,060	153,295
	Reckitt Benckiser Group plc	1,390	79,158
	Rolls-Royce Holdings plc(A)	14,160	75,420
	Shell plc ADR	2,660	178,326
	Unilever plc ADR	2,960	148,562
	Vodafone Group plc ADR	21,940	195,266
			1,305,527

2.64%	UNITED STATES
	Schlumberger Ltd.	2,310	126,611

100.34%	TOTAL COMMON STOCKS		4,812,523
	(Cost: $4,846,040)

Clifford Capital International Value Fund

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Shares	Value
100.34%	TOTAL INVESTMENTS
	(Cost: $4,846,040)	$4,812,523
(0.34%)	Liabilities in excess of other assets	(16,497)
100.00%	NET ASSETS	$4,796,026

(A)Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

[This page intentionally left blank]

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Assets and Liabilities

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund	Clifford Capital International Value Fund
ASSETS
Investments at value(1)	$123,684,988	$7,279,070	$4,812,523
Cash and cash equivalents	63,935	80,706	40,815
Receivable for investments sold	—	—	61,301
Receivable for capital stock sold	11,430	406	24
Dividends and interest receivable	131,272	7,593	9,003
Due from advisor	—	18,670	—
Prepaid expenses	29,770	22,750	14,565
TOTAL ASSETS	123,921,395	7,409,195	4,938,231

LIABILITIES
Payable for securities purchased	—	—	58,811
Payable for capital stock redeemed	89,929	—	—
Payable to advisor	47,183	—	70,255
Accrued 12b-1 fees	3,790	—	80
Accrued administration, transfer agent and accounting fees	16,785	6,348	7,422
Due to custodian	—	—	—
Other accrued expenses	9,644	3,221	5,637
TOTAL LIABILITIES	167,331	9,569	142,205
NET ASSETS	$123,754,064	$7,399,626	$4,796,026

NET ASSETS CONSIST OF:
Paid-in capital applicable to 6,742,105, 673,622 and 465,197 no par value shares of beneficial interest outstanding, unlimited shares authorized	119,258,303	7,751,638	4,726,201
Distributable earnings (accumulated deficits)	4,495,761	(352,012)	69,825
Net Assets	$123,754,064	$7,399,626	$4,796,026

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
NET ASSETS
Investor Class	$577,335	$22,007	$17,838
Institutional Class	123,144,975	7,374,883	4,407,515
Super Institutional Class	31,754	2,736	370,673
Total	$123,754,064	$7,399,626	$4,796,026

CLIFFORD CAPITAL FUNDS

March 31, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Assets and Liabilities

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund		Clifford Capital International Value Fund
SHARES OUTSTANDING
Investor Class	31,797	2,004		1,754
Institutional Class	6,708,590	671,368		427,120
Super Institutional Class	1,718	250		36,323
Total	6,742,105	673,622		465,197
NET ASSET VALUE PER SHARE
Investor Class	$18.16	$10.98		$10.17
Institutional Class	$18.36	$10.98		$10.32
Super Institutional Class	$18.48	$10.96	(3)	$10.20
Redemption Price Per Share(2)
Investor Class	$17.80	$10.76		$9.97

(1) Identified cost of	$107,187,023	$6,021,363		$4,846,040

(2)Includes Redemption Fee of 2% for investments held for less than 60 days.

(3)NAV does not recalculate due to rounding.

CLIFFORD CAPITAL FUNDS

March 31, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Operations

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund	Clifford Capital International Value Fund
INVESTMENT INCOME
Dividends(1)	$1,625,483	$101,062	$47,539
Interest	73,891	7,831	1,950
Total investment income	1,699,374	108,893	49,489

EXPENSES
Investment advisory fees (Note 2)	442,441	35,084	19,619
12b-1 and servicing fees - Investor Class (Note 2)	683	27	22
Recordkeeping and administrative services (Note 2)	60,305	8,573	6,572
Accounting fees (Note 2)	32,684	16,965	24,709
Custody fees	6,628	2,833	9,829
Transfer agent fees (Note 2)	13,077	12,720	8,721
Audit and tax fees	9,953	9,848	9,846
Legal fees	11,711	11,758	7,627
Filing and registration fees	25,807	7,660	1,068
Trustee fees	6,013	4,494	3,716
Compliance fees	4,922	4,959	2,500
Shareholder reports	10,740	9,336	7,426
Shareholder servicing (Note 2)
Investor Class	716	27	—
Institutional Class	61,173	9,715	2,610
Insurance fees	1,582	1,282	1,262
Exchange fee	2,550	2,550	2,550
Other	9,148	6,648	5,320
Total expenses	700,133	144,479	113,397
Fee waivers and reimbursed expenses (Note 2)	(168,529)	(103,522)	(89,283)
Net expenses	531,604	40,957	24,114
Net investment income (loss)	1,167,770	67,936	25,375

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(12,035,923)	(2,528)	89,334
Net realized gain (loss) on foreign currency transactions	—	—	(6,578)
Total net realized gain (loss)	(12,035,923)	(2,528)	82,756

Net increase (decrease) in unrealized appreciation (depreciation) of investments	25,015,073	198,728	104,479
Net realized and unrealized gain (loss) on investments	12,979,150	196,200	187,235

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$14,146,920	$264,136	$212,610

(1) Net of foreign taxes withheld of	$7,770	$—	$7,409

CLIFFORD CAPITAL FUNDS

For the Six Months Ended March 31, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Changes in Net Assets

	Clifford Capital Partners Fund		Clifford Capital Focused Small Cap Value Fund		Clifford Capital International Value Fund
	Six months ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Six months ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Six months ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$1,167,770	$1,942,759	$67,936	$168,288	$25,375	$24,969
Net realized gain (loss) on investments and foreign currency transactions	(12,035,923)	5,665,352	(2,528)	(1,115,244)	82,756	(16,086)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	25,015,073	(1,786,068)	198,728	3,157,680	104,479	(32,344)
Increase (decrease) in net assets from operations	14,146,920	5,822,043	264,136	2,210,724	212,610	(23,461)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(26,868)	(24,928)	(429)	(838)	(227)	(283)
Institutional Class	(5,966,384)	(2,279,933)	(213,365)	(597,303)	(6,481)	(4,387)
Super Institutional Class	(666)	(311)	(69)	(134)	(5,027)	(5,533)
Decrease in net assets from distributions	(5,993,918)	(2,305,172)	(213,863)	(598,275)	(11,735)	(10,203)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	11,024	104,275	1,500	3,000	—	—
Institutional Class	14,987,619	40,301,058	78,913	1,107,198	76,255	4,035,467
Super Institutional Class	21,078	—	—	—	—	50,000
Distributions reinvested
Investor Class	26,868	24,928	429	838	227	283
Institutional Class	4,914,709	1,879,404	210,083	582,018	6,481	4,387
Super Institutional Class	666	311	69	134	5,027	5,533
Shares redeemed
Investor Class	(18,148)	(853,786)	—	—	—	—
Institutional Class	(19,274,950)	(21,763,261)	(772,400)	(6,966,276)	(11,904)	—
Super Institutional Class	(3,000)	—	—	—	—	—
Change in net assets from capital stock transactions	665,866	19,692,929	(481,406)	(5,273,088)	76,086	4,095,670

NET ASSETS
Increase (decrease) during period	8,818,868	23,209,800	(431,133)	(3,660,639)	276,961	4,062,006
Beginning of period	114,935,196	91,725,396	7,830,759	11,491,398	4,519,065	457,059
End of period	$123,754,064	$114,935,196	$7,399,626	$7,830,759	$4,796,026	$4,519,065

CLIFFORD CAPITAL FUNDS

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Period

	Investor Class
	Six months ended March 31, 2024 (unaudited)	Years ended September 30,
		2023	2022	2021	2020(2)	2019
Net asset value, beginning of period	$16.92	$16.16	$19.47	$13.97	$14.61	$15.77

Investment activities
Net investment income (loss)(1)	0.15	0.29	0.21	0.25	0.27	0.20
Net realized and unrealized gain (loss) on investments	1.30	0.83	(2.70)	5.60	(0.67)	(0.64)
Total from investment activities	1.45	1.12	(2.49)	5.85	(0.40)	(0.44)
Distributions
Net investment income	(0.21)	(0.19)	(0.28)	(0.35)	(0.24)	(0.11)
Net realized gain	—	(0.17)	(0.54)	—	—	(0.61)
Total distributions	(0.21)	(0.36)	(0.82)	(0.35)	(0.24)	(0.72)

Paid-in capital from redemption fees	—	—	— (3)	—	—	—

Net asset value, end of period	$18.16	$16.92	$16.16	$19.47	$13.97	$14.61

Total Return(4)	12.60%	6.78%	(13.44%)	42.29%	(2.86%)	(2.07%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.59%	1.59%	1.50%	1.61%	1.57%	1.10%
Expenses, net of fee waivers and reimbursements	1.15%	1.15%	1.15%	1.15%	1.13%	1.10%
Net investment income (loss)	1.71%	1.61%	1.12%	1.32%	1.93%	1.39%
Portfolio turnover rate(4)	26.14%	27.59%	10.55%	26.01%	59.61%	22.99%
Net assets, end of period (000’s)	$577	$520	$1,123	$549	$397	$785

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

(3)Less than 0.005 per share.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Period

	Institutional Class
	Six months ended March 31, 2024 (unaudited)	Years ended September 30,
		2023	2022	2021	2020(2)	2019
Net asset value, beginning of period	$17.13	$16.31	$19.61	$14.03	$14.65	$15.83

Investment activities
Net investment income (loss)(1)	0.18	0.31	0.27	0.29	0.31	0.23
Net realized and unrealized gain (loss) on investments	1.32	0.88	(2.74)	5.63	(0.68)	(0.65)
Total from investment activities	1.50	1.19	(2.47)	5.92	(0.37)	(0.42)
Distributions
Net investment income	(0.27)	(0.20)	(0.29)	(0.34)	(0.25)	(0.15)
Net realized gain	—	(0.17)	(0.54)	—	—	(0.61)
Total distributions	(0.27)	(0.37)	(0.83)	(0.34)	(0.25)	(0.76)

Net asset value, end of period	$18.36	$17.13	$16.31	$19.61	$14.03	$14.65

Total Return(3)	12.75%	7.17%	(13.23%)	42.63%	(2.68%)	(1.87%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.18%	1.18%	1.29%	1.42%	1.45%	0.90%
Expenses, net of fee waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss)	1.98%	1.73%	1.46%	1.51%	2.28%	1.60%
Portfolio turnover rate(3)	26.14%	27.59%	10.55%	26.01%	59.61%	22.99%
Net assets, end of period (000’s)	$123,145	$114,404	$90,591	$49,699	$24,549	$23,553

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Super Institutional Class
	Six months ended March 31, 2024 (unaudited)	Years ended September 30,			Period October 17, 2019(2) to September 30, 2020
		2023	2022	2021
Net asset value, beginning of period	$17.24	$16.47	$19.84	$14.21	$14.67

Investment activities
Net investment income (loss)(1)	0.17	0.33	0.31	0.31	0.30
Net realized and unrealized gain (loss) on investments	1.34	0.90	(2.80)	5.70	(0.70)
Total from investment activities	1.51	1.23	(2.49)	6.01	(0.40)
Distributions
Net investment income	(0.27)	(0.29)	(0.34)	(0.38)	(0.06)
Net realized gain	—	(0.17)	(0.54)	—	—
Total distributions	(0.27)	(0.46)	(0.88)	(0.38)	(0.06)

Net asset value, end of period	$18.48	$17.24	$16.47	$19.84	$14.21

Total Return(3)	12.83%	7.29%	(13.23%)	42.74%	(2.74%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.09%	1.08%	1.21%	1.35%	1.43%
Expenses, net of fee waivers and reimbursements	0.82%	0.82%	0.82%	0.82%	0.85%
Net investment income (loss)	1.92%	1.84%	1.64%	1.65%	2.29%
Portfolio turnover rate(3)	26.14%	27.59%	10.55%	26.01%	59.61%
Net assets, end of period (000’s)	$32	$12	$11	$18	$13

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial Highlights

	Investor Class
	Six months ended March 31, 2024 (unaudited)	Years ended September 30,			Period January 31, 2020(2) to September 30, 2020
		2023	2022	2021
Net asset value, beginning of period	$10.84	$9.56	$13.64	$9.02	$9.96

Investment activities
Net investment income (loss)(1)	0.08	0.14	0.08	0.05	0.12
Net realized and unrealized gain (loss) on investments	0.29	1.68	(2.63)	4.76	(1.06)
Total from investment activities	0.37	1.82	(2.55)	4.81	(0.94)
Distributions
Net investment income	(0.23)	—	(0.09)	(0.19)	—
Net realized gain	—	(0.54)	(1.44)	—	—
Total distributions	(0.23)	(0.54)	(1.53)	(0.19)	—

Net asset value, end of period	$10.98	$10.84	$9.56	$13.64	$9.02

Total Return(3)	3.26%	19.30%	(21.26%)	53.71%	(9.44%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	3.96%	3.18%	3.01%	3.30%	5.43%
Expenses, net of fee waivers and reimbursements	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income (loss)	1.49%	1.30%	0.63%	0.38%	2.15%
Portfolio turnover rate(3)	36.37%	34.00%	43.27%	40.68%	102.07%
Net assets, end of period (000’s)	$22	$20	$14	$10	$2

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial Highlights

	Institutional Class
	Six months ended March 31, 2024 (unaudited)	Years ended September 30,			Period October 1, 2019(3) to September 30, 2020
		2023	2022	2021
Net asset value, beginning of period	$10.91	$9.62	$13.72	$9.04	$10.00

Investment activities
Net investment income (loss)(1)	0.10	0.16	0.11	0.11	0.19
Net realized and unrealized gain (loss) on investments	0.28	1.71	(2.65)	4.74	(1.14)
Total from investment activities	0.38	1.87	(2.54)	4.85	(0.95)
Distributions
Net investment income	(0.31)	(0.04)	(0.12)	(0.17)	(0.01)
Net realized gain	—	(0.54)	(1.44)	—	— (2)
Total distributions	(0.31)	(0.58)	(1.56)	(0.17)	(0.01)

Net asset value, end of period	$10.98	$10.91	$9.62	$13.72	$9.04

Total Return(4)	3.30%	19.73%	(21.06%)	54.02%	(9.53%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	3.71%	2.84%	2.65%	3.01%	6.47%
Expenses, net of fee waivers and reimbursements	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	1.74%	1.52%	0.92%	0.84%	2.32%
Portfolio turnover rate(4)	36.37%	34.00%	43.27%	40.68%	102.07%
Net assets, end of period (000’s)	$7,375	$7,808	$11,475	$11,657	$4,532

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.005.

(3)Commencement of operations.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial Highlights

	Super Institutional Class
	Six months ended March 31, 2024 (unaudited)	Years ended September 30,			Period January 31, 2020(2) to September 30, 2022
		2023	2022	2021
Net asset value, beginning of period	$10.85	$9.57	$13.67	$9.04	$9.96

Investment activities
Net investment income (loss)(1)	0.10	0.17	0.13	0.13	0.14
Net realized and unrealized gain (loss) on investments	0.29	1.69	(2.64)	4.72	(1.06)
Total from investment activities	0.39	1.86	(2.51)	4.85	(0.92)
Distributions
Net investment income	(0.28)	(0.04)	(0.15)	(0.22)	—
Net realized gain	—	(0.54)	(1.44)	—	—
Total distributions	(0.28)	(0.58)	(1.59)	(0.22)	—

Net asset value, end of period	$10.96	$10.85	$9.57	$13.67	$9.04

Total Return(3)	3.36%	19.72%	(20.98%)	54.10%	(9.24%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	3.52%	2.61%	2.40%	2.93%	5.19%
Expenses, net of fee waivers and reimbursements	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income (loss)	1.82%	1.62%	1.04%	0.95%	2.48%
Portfolio turnover rate(3)	36.37%	34.00%	43.27%	40.68%	102.07%
Net assets, end of period (000’s)	$3	$3	$2	$3	$2

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Six months ended March 31, 2024 (unaudited)	Year ended September 30, 2023	Period May 6, 2022(2) to September 30, 2022
Net asset value, beginning of period	$9.86	$8.11	$10.00

Investment activities
Net investment income (loss)(1)	0.04	0.25	0.21
Net realized and unrealized gain (loss) on investments	0.41	1.67	(2.10)
Total from investment activities	0.45	1.92	(1.89)
Distributions
Net investment income	(0.12)	(0.17)	—
Net realized gain	(0.02)	—	—
Total distributions	(0.14)	(0.17)	—

Net asset value, end of period	$10.17	$9.86	$8.11

Total Return(3)	4.46%	23.77%	(18.90%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	5.05%	27.49%	28.97%
Expenses, net of fee waivers and reimbursements	1.30%	1.30%	1.30%
Net investment income (loss)	0.84%	2.50%	5.62%
Portfolio turnover rate(3)	12.50%	10.56%	11.14%
Net assets, end of period (000’s)	$18	$17	$14

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Six months ended March 31, 2024 (unaudited)	Year ended September 30, 2023	Period May 6, 2022(2) to September 30, 2022
Net asset value, beginning of period	$9.88	$8.12	$10.00

Investment activities
Net investment income (loss)(1)	0.05	0.30	0.22
Net realized and unrealized gain (loss) on investments	0.41	1.64	(2.10)
Total from investment activities	0.46	1.94	(1.88)
Distributions
Net investment income	—	(0.18)	—
Net realized gain	(0.02)	—	—
Total distributions	(0.02)	(0.18)	—

Net asset value, end of period	$10.32	$9.88	$8.12

Total Return(3)	4.61%	24.04%	(18.80%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.92%	13.20%	28.72%
Expenses, net of fee waivers and reimbursements	1.05%	1.05%	1.05%
Net investment income (loss)	1.09%	3.06%	5.87%
Portfolio turnover rate(3)	12.50%	10.56%	11.14%
Net assets, end of period (000’s)	$4,408	$4,148	$197

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Super Institutional Class
	Six months ended March 31, 2024 (unaudited)	Year ended September 30, 2023	Period May 6, 2022(2) to September 30, 2022
Net asset value, beginning of period	$9.89	$8.12	$10.00

Investment activities
Net investment income (loss)(1)	0.06	0.28	0.23
Net realized and unrealized gain (loss) on investments	0.40	1.67	(2.11)
Total from investment activities	0.46	1.95	(1.88)
Distributions
Net investment income	(0.13)	(0.18)	—
Net realized gain	(0.02)	—	—
Total distributions	(0.15)	(0.18)	—

Net asset value, end of period	$10.20	$9.89	$8.12

Total Return(3)	4.54%	24.20%	(18.80%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.80%	26.69%	28.33%
Expenses, net of fee waivers and reimbursements	0.97%	0.97%	0.97%
Net investment income (loss)	1.17%	2.83%	5.97%
Portfolio turnover rate(3)	12.50%	10.56%	11.14%
Net assets, end of period (000’s)	$371	$354	$246

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial StatementsMarch 31, 2024 (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Clifford Capital Partners Fund, the Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Clifford Capital Partners Fund (the “Partners Fund”) was established in January 2014 as a series of another registered investment company (the “predecessor trust”). On February 8, 2016, the Partners Fund was reorganized from a series of the predecessor trust into the Trust. On February 18, 2016, the Board of Trustees (the “Board”) of the Trust approved that the fiscal year end of the Partners Fund be changed to September 30. The Clifford Capital Focused Small Cap Value Fund (the “Focused SCV Fund”) commenced operations on October 1, 2019. The Clifford Capital International Value Fund (“International Value Fund”) commenced operations on May 6, 2022.

The investment objective of each of the Funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards.

Security Valuation

The Funds’ record investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Clifford Capital Partners, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAVs are calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Partners Fund
Common Stocks	$118,632,261	$—	$—	$118,632,261
Money Market Fund	5,052,727	—	—	5,052,727
	$123,684,988	$—	$—	$123,684,988

Focused SCV Fund
Common Stocks	$6,964,119	$—	$—	$6,964,119
Preferred Stock	155,624	—	—	155,624
Money Market Fund	159,327	—	—	159,327
	$7,279,070	$—	$—	$7,279,070

International Value Fund
Common Stocks	$4,812,523	$—	$—	$4,812,523
	$4,812,523	$—	$—	$4,812,523

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

The Fund held no Level 3 securities at any time during the six months ended March 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value (“NAV”). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the six months ended March 31, 2024, no foreign capital gains tax was accrued or paid by the Funds.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Funds identify their major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2021.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2024, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

The Funds currently offer three classes of shares: Investor Class, Institutional Class and Super Institutional Class. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed after being held for 60 days or less. Institutional and Super Institutional Class shares are not subject to a redemption fee.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreements, the Advisor provides investment services advisory services to the Funds for an investment management fee equal to 0.75%, 0.90% and 0.85% of the daily net assets of the Partners Fund, the Focused SCV Fund and the International Value Fund, respectively.

The Advisor earned and waived advisory fees and reimbursed Fund expenses for the six months ended March 31, 2024 as follows:

Fund	Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived	Expenses Reimbursed
Partners Fund	0.75%	$422,441	$168,529	$—
Focused SCV Fund	0.90%	35,084	35,084	68,438
International Value Fund	0.85%	19,619	19,619	69,664

The Advisor entered into an Expense Limitation Agreement, whereby the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds’, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 0.90% for the Partners Fund’s Investor and Institutional Class, 0.82% for the Partners Fund’s Super

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

Institutional Class, 1.05% for the Focused SCV Fund’s Investor and Institutional Class and 0.97% for the Focused SCV Fund’s Super Institutional Class, 1.05% for the International Value Fund’s Investor and Institutional Class and 0.97% for the International Value Fund’s Super Institutional Class. The expense limitation agreement may be terminated prior to January 31, 2025 by the Advisor or the Board only by mutual written consent and at any time after January 31, 2025. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of March 31, 2024, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2024	2025	2026	2027	Total
Partners Fund	$207,680	$274,989	$318,855	$168,529	$970,053
Focused SCV Fund	187,472	208,197	199,043	103,522	698,234
International Value Fund	—	57,224	148,554	89,283	295,061

The Funds have adopted a Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Funds may compensate financial intermediaries that provide services for shareholders of the Funds. The Plan provides that the Funds will pay an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/ or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

The Funds have adopted a shareholder services plan for its Investor Class and Institutional Class shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or its service providers; (vii) providing sub-accounting with respect to Fund shares; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended March 31, 2024, the following fees were incurred:

Fund	Class	Type of Expense	Fees Incurred
Partners Fund	Investor Class	12b-1	$683
Partners Fund	Investor Class	Shareholder servicing	716
Partners Fund	Institutional Class	Shareholder servicing	61,173
Focused SCV Fund	Investor Class	12b-1	27
Focused SCV Fund	Investor Class	Shareholder servicing	27
Focused SCV Fund	Institutional Class	Shareholder servicing	9,715
International Value Fund	Investor Class	12b-1	22
International Value Fund	Institutional Class	Shareholder servicing	2,610

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the six months ended March 31, 2024, the following fees were paid by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Partners Fund	$57,824	$12,958	$29,708
Focused SCV Fund	6,302	12,600	13,989
International Value Fund	4,291	1,142	21,733

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2024 were as follows:

Fund	Purchases	Sales
Partners Fund	$29,983,330	$36,773,707
Focused SCV Fund	2,706,857	3,343,970
International Value Fund	727,377	573,090

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2024 and the year ended September 30, 2023 were as follows:

	Partners Fund
	Six months ended March 31, 2024	Year ended September 30, 2023
Distributions paid from:
Ordinary income	$4,312,224	$1,926,627
Realized gains	1,681,694	378,545
	$5,993,918	$2,305,172

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

	Focused SCV Fund
	Six months ended March 31, 2024	Year ended September 30, 2023
Distributions paid from:
Ordinary income	$213,863	$40,616
Realized gains	—	557,660
	$213,863	$598,276

	International Value Fund
	Six months ended March 31, 2024	Year ended September 30, 2023
Distributions paid from:
Ordinary income	$4,683	$10,203
Realized gains	7,052	—
	$11,735	$10,203

As of March 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Partners Fund	Focused SCV Fund	International Value Fund
Accumulated net investment income (loss)	$831,806	$22,407	$13,281
Accumulated net realized gain (loss)	(12,834,010)	(1,632,126)	90,061
Net unrealized appreciation (depreciation) on investments	16,497,965	1,257,707	(33,517)
	$4,495,761	$(352,012)	$69,825

As of March 31, 2024, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Partners Fund	$107,187,023	$19,299,809	$(2,801,844)	$16,497,965
Focused SCV Fund	6,021,363	1,501,139	(243,432)	1,257,707
International Value Fund	4,846,040	344,710	(378,227)	(33,517)

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

Partners Fund
	Six months ended March 31, 2024
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	629	840,507	1,148
Shares reinvested	1,489	269,447	36
Shares redeemed	(1,028)	(1,079,382)	(164)
Net increase (decrease)	(1,090)	30,572	1,020

Partners Fund
	Year ended September 30, 2023
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	6,102	2,265,836	—
Shares reinvested	1,383	103,378	17
Shares redeemed	(46,281)	(1,246,963)	—
Net increase (decrease)	(38,796)	1,122,251	17

Focused SCV Fund
	Six months ended March 31, 2024
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	134	6,734	—
Shares reinvested	35	17,192	6
Shares redeemed	—	(68,495)	—
Net increase (decrease)	169	(44,569)	6

Focused SCV Fund
	Year ended September 30, 2023
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	280	99,846	—
Shares reinvested	81	55,695	13
Shares redeemed	—	(632,659)	—
Net increase (decrease)	361	(477,118)	13

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

International Value Fund
	Six months ended March 31, 2024
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	—	8,036	—
Shares reinvested	22	624	489
Shares redeemed	—	(1,200)	—
Net increase (decrease)	22	7,460	489

International Value Fund
	Year ended September 30, 2023
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	—	394,943	4,869
Shares reinvested	31	474	598
Shares redeemed	—	—	—
Net increase (decrease)	31	395,417	5,467

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance,

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2024, 22.80% and 17.60% of the value of the net assets of the Partners Fund were invested in securities within the Financials and Industrials sectors, respectively; 23.09% and 21.58% of the value of the net assets of the Focused SCV Fund were invested in securities within the Financials and Industrials sectors, respectively; 20.11% and 17.96% of the value of the net assets of the International Value Fund were invested in securities within the Health Care and Financials sectors, respectively.

NOTE 8 – CONCENTRATION RISK

Concentration risk in mutual funds refers to the risk of investing in a mutual fund that has a disproportionately large percentage of its assets invested in a single country or region. This can be a concern for investors who are looking to diversify their portfolio and reduce risk. If the country or region in which the mutual fund is invested experiences an economic downturn, financial crisis, currency devaluation, natural disaster, or geopolitical event, it is likely to negatively affect all of the stocks in the country or region. As of March 31, 2024, 27.22% of the value of the net assets of the International Value Fund were invested in securities within the United Kingdom.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

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CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning October 1, 2023, and held for the six months ended March 31, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratio	Expenses Paid During Period Ended 3/31/24(1)
Partners Fund
Investor Class Actual	$1,000.00	$1,063.00	1.15%	$5.93
Investor Class Hypothetical(2)	$1,000.00	$1,019.25	1.15%	$5.81
Institutional Class Actual	$1,000.00	$1,063.75	0.90%	$4.64
Institutional Class Hypothetical(2)	$1,000.00	$1,020.50	0.90%	$4.55
Super Institutional Class Actual	$1,000.00	$1,064.15	0.82%	$4.23
Super Institutional Class Hypothetical(2)	$1,000.00	$1,020.90	0.82%	$4.14
Focused SCV Fund
Investor Class Actual	$1,000.00	$1,016.28	1.30%	$6.55
Investor Class Hypothetical(2)	$1,000.00	$1,018.50	1.30%	$6.56
Institutional Class Actual	$1,000.00	$1,016.49	1.05%	$5.29
Institutional Class Hypothetical(2)	$1,000.00	$1,019.75	1.05%	$5.30
Super Institutional Class Actual	$1,000.00	$1,016.79	0.97%	$4.89
Super Institutional Class Hypothetical(2)	$1,000.00	$1,020.15	0.97%	$4.90
International Value Fund
Investor Class Actual	$1,000.00	$1,022.31	1.30%	$6.57
Investor Class Hypothetical(2)	$1,000.00	$1,018.50	1.30%	$6.56
Institutional Class Actual	$1,000.00	$1,023.03	1.05%	$5.31
Institutional Class Hypothetical(2)	$1,000.00	$1,019.75	1.05%	$5.30
Super Institutional Class Actual	$1,000.00	$1,022.72	0.97%	$4.91
Super Institutional Class Hypothetical(2)	$1,000.00	$1,020.15	0.97%	$4.90

(1)Expenses are equal to the Funds annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 366 days in the current year.

(2)5% return before expenses.

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CLIFFORD CAPITAL FUNDS

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this Semi-Annual Report.

Investment Adviser:

Clifford Capital Partners, LLC
363 S. Main Street, Suite 101
Alpine, Utah 84004

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 1.(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics or any amendment thereto, that is the subject of disclosure required by Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 7, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 7, 2024

* Print the name and title of each signing officer under his or her signature.